Organization and Business Operations (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	10,000,000	355,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00
Net proceeds		$ 100,000,000	$ 100,000,000
Gross proceeds			98,000,000
Transaction costs		4,197,388	4,197,388
Underwriting fees		2,000,000	2,000,000
Deferred underwriting fees		1,959,758	1,959,758
Other offering costs		329,713	329,713
Total non-operating expenses		$ 317,023	$ 317,023
Percentage of trust account		80.00%	80.00%
Business acquisition, percentage		50.00%	50.00%
Share price (in Dollars per share)		$ 10.00	$ 10.00
Net tangible assets		$ 5,000,001	$ 5,000,001
Percentage of redeem outstanding public shares		100.00%	100.00%
Business combination agreement, description		(i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its sponsor would be able to satisfy those obligations.	(i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its sponsor would be able to satisfy those obligations.
Cash held outside of trust account			$ 1,094,761
Anticipated outside of trust account			$ 1,094,761
Trust account for working capital		$ 513,059
Liquidity amount		25,000
Aggregate amount		147,763
Trust account		$ 513,059
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	10,000,000	10,000,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00
Net proceeds		$ 100,000,000
Private Placement Units [Member]
Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)		355,000	355,000
Price per unit (in Dollars per share)		$ 10.00	$ 10.00
Gross proceeds		$ 3,550,000	$ 3,550,000
Founder shares [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock			25,000
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock			$ 95,136
Common Class A [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Net proceeds	$ 100,000,000